Financial Instruments and Financial Risk Management	9 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Financial Risk Management

11. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	June 30, 2026	September 30, 2025
Other assets
Original Senior Notes - embedded derivative	3	FVtPL	—	22,796
New Senior Notes - embedded derivative	3	FVtPL	5,621	—
Other current assets
Currency derivative	2	FVtPL	2,174	16,851
Other financial liabilities
Currency derivative	2	FVtPL	9,307	347

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of comprehensive income.

The Company does not carry any further financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The fair value of the redemption feature embedded in the New Senior Notes (See Note 12 - Loans and borrowings for additional information on the New Senior Notes) is determined by using a Monte Carlo simulation. Under this approach, both risk-free interest rates and credit spreads are simulated using a one-factor Hull-White model. Observable market inputs comprise the risk-free yield curve and market-quoted swap option volatilities. Unobservable inputs include credit spread rates and credit spread volatilities. The latter is estimated based on the historical volatility of credit spread rates observed over a two-year period.

The change in valuation technique to the Monte Carlo simulation provides a more flexible and refined valuation approach for redemption features with multiple potential exercise dates.

For the fair value of the embedded derivative asset, reasonably possible changes as at June 30, 2026 to one of the significant unobservable and observable inputs, holding other inputs constant, would have the following effects:

			Profit or loss
(EUR in thousands)	Input	Movement	Increase	Decrease
June 30, 2026
Credit spread	1.55%	0.4%	(2,513)	4,246
Risk free rate	2.76%	1.0%	(4,330)	12,321
Credit spread volatility	0.66%	10.0%	159	(143)

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
June 30, 2026
EUR Term Loan	2	375,000	375,646	391,588
USD Term Loan	2	102,934	102,931	106,873
Vendor Loan	2	226,908	228,565	236,121
New Senior Notes	2	900,000	900,159	929,668
Revolving Credit Facility[1]	2	80,000	80,109	80,109

September 30, 2025
EUR Term Loan	2	375,000	375,112	387,500
USD Term Loan	2	103,731	103,677	107,246
Vendor Loan	2	217,408	221,391	230,176
Original Senior Notes	2	428,500	444,963	450,961

[1]The fair value of the Revolving Credit Facility is equal to the carrying value as of June 30, 2026 as the balance was expected to be paid within the fiscal year. See Note 21 - Subsequent events for further information on the repayment of the Revolving Credit Facility.

The following table presents the fair value and fair value hierarchy of the Company's Tax receivable agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
June 30, 2026
Tax receivable agreement liability	3	361,259	365,202

September 30, 2025
Tax receivable agreement liability	3	356,764	370,080

There were no transfers between levels during any reporting period.

There were no further changes in the Company’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the reporting period.

Financial risk management

The Company has exposure to credit risk, liquidity risk and market risk. The interim condensed consolidated financial statements do not include all financial risk information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual financial statements for the fiscal year ended September 30, 2025.

Capital management

The board of directors of the Company monitors the Company’s capital management on a regular basis. The Company continually assesses the adequacy of the Company’s capital structure and capacity and adjusts within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.